Senior Notes (Tables)	12 Months Ended
Dec. 31, 2011
Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments [Abstract]
Summary of Fixed Rate Senior Notes

The following table discloses certain information regarding the Company’s Fixed-Rate Senior Notes (in millions):

	Carrying Value at December 31,		Coupon Rate at December 31, 2011	Effective Interest Rate at December 31, 2011	Maturity Date
	2011	2010
Unsecured indebtedness:
Senior Notes	$1,658.6	$1,468.4	4.75% - 9.625%	5.0% - 9.9%	October 2012 - September 2020
Senior Notes — Discount	(5.4)	(4.4)
Senior Convertible Notes due 2011, net	—	87.5	N/A	N/A	N/A
Senior Convertible Notes due 2012, net	178.9	194.1	3.00%	5.2%	March 2012
Senior Convertible Notes due 2040, net ( A )	307.6	298.0	1.75%	5.3%	November 2040

Total Senior Notes	$2,139.7	$2,043.6

(A)	The Company may redeem the notes any time on or after November 15, 2015, in whole or in part for cash equal to 100% of the principal amount of the notes plus accrued and unpaid interest through, but excluding, the redemption date.

Summary of Senior Convertible Notes outstanding

The Senior Convertible Notes are senior unsecured obligations and rank equally with all other senior unsecured indebtedness of the Company. The following table summarizes the information related to the Senior Convertible Notes outstanding at December 31, 2011:

	Conversion Price	Option Price	Maximum Common Shares (millions)	Option Cost (millions)
Senior Convertible Notes due 2012 (A)	$74.56	$82.71	1.1	$32.6
Senior Convertible Notes due 2040 (B)	$16.19	N/A	N/A	N/A

(A)	Conversion price as of December 31, 2011 and 2010.

(B)	Conversion price as of December 31, 2011.

Summary of carrying amounts of debt and equity balances

The Company’s carrying amounts of its debt and equity balances for the Senior Convertible Notes are as follows (in thousands):

	December 31,
	2011	2010
Carrying value of equity component	$69,217	$79,287

Principal amount of Senior Convertible Notes	$529,509	$637,626
Remaining unamortized debt discount	(43,004)	(58,032)

Net carrying value of Senior Convertible Notes	$486,505	$579,594